EQUITY - Schedule of Capital Surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
Capital surplus - Issuance of ordinary shares	$ 649,441	$ 649,440
Capital surplus - Share-based compensation, net	84,789	82,479
Capital surplus - Changes in percentage of ownership in associates	3,307	2,541
Accumulated deficits	(628,701)	(548,732)
Exchange Difference on Translation	(625)	(9,217)
Reserves	$ 108,211	$ 176,511